Concentrations of Credit Risks (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Concentrations of Credit Risks
Summary of allocation of portfolio balance by state

	March 31, 2019		December 31, 2018
	Balance	Percentage of	Balance	Percentage of
State	Outstanding	Total Outstanding	Outstanding	Total Outstanding
Alabama	$9,298	11.6%	$10,328	11.5%
Arizona	8,657	10.8	10,058	11.2
California	24,928	31.1	27,302	30.4
Mississippi	6,172	7.7	6,825	7.6
Virginia	9,458	11.8	10,328	11.5
Other retail segment states	16,432	20.5	19,578	21.8
Other internet segment states	5,210	6.5	5,389	6.0
Total	$80,155	100.0%	$89,808	100.0%

	December 31, 2018		December 31, 2017
	Successor		Predecessor
	Balance	Percentage of	Balance	Percentage of
State	Outstanding	Total Outstanding	Outstanding	Total Outstanding
Alabama	$10,328	11.5%	$12,808	11.3%
Arizona	10,058	11.2	11,994	10.6
California	27,302	30.4	39,835	35.1
Mississippi	6,825	7.6	7,409	6.5
Virginia	10,328	11.5	12,018	10.6
Other retail segment states	19,578	21.8	19,696	17.4
Other internet segment states	5,389	6.0	9,608	8.5
Total	$89,808	100.0%	$113,368	100.0%